Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]
Disclosure of detailed information about financial instruments [line items]
Fair value gain (loss)	$ (220,177)	$ (7,461)
Exchange/prepayment options | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, expected life	9 years 9 months

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.